Commitments	12 Months Ended
Dec. 31, 2010
Commitments [Abstract]
Commitments
23.	Commitments
(a)	Purchase commitments

As of December 31, 2010, the Company had the following commitments to purchase machinery, equipment and construction obligations. The machinery and equipment is scheduled to be delivered to the Company’s facility by December 31, 2011.

Facility construction	$82,989,853
Machinery and equipment	558,085,743

$641,075,596

(b)	Royalties

The Company has entered into several license and technology agreements with third parties. The terms of the contracts range from three to ten years. The Company makes royalty payments based on a percentage of sales of products, which use the third parties’ technology or license. In 2010, 2009 and 2008, the Company incurred royalty expense of $29,498,094, $20,836,511 and $18,867,409, respectively, which was included in cost of sales.